Segment Reporting (Tables)	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following tables include results for the Company’s revenues and income from operations by segment for the years ended December 31, 2020 and 2019. No results are included for the year ended December 31, 2021 as the Company only had one reportable segment during the period.

Year Ended December 31, 2020	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	879,442	6,992	886,434
Voyage expenses	(297,225)	—	(297,225)
Vessel operating expenses	(178,293)	(5,940)	(184,233)
Time-charter hire expenses	(36,341)	—	(36,341)
Depreciation and amortization	(116,719)	(493)	(117,212)
General and administrative expenses (2)	(38,379)	(627)	(39,006)
(Write-down) and (loss) gain on sale of assets	(72,527)	3,081	(69,446)
Restructuring charges	(1,398)	—	(1,398)
Income from operations	138,560	3,013	141,573
Equity income	5,100	—	5,100

Year Ended December 31, 2019	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	913,816	30,101	943,917
Voyage expenses	(402,294)	—	(402,294)
Vessel operating expenses	(184,320)	(24,281)	(208,601)
Time-charter hire expenses	(43,189)	—	(43,189)
Depreciation and amortization	(121,126)	(2,876)	(124,002)
General and administrative expenses (2)	(34,904)	(1,500)	(36,404)
Write-down and loss on sale of vessels	(5,544)	—	(5,544)
Income from operations	122,439	1,444	123,883
Equity income	2,345	—	2,345
(1)Revenues earned from the ship-to-ship transfer segment are reflected in other revenues in the Company's consolidated statements of (loss) income.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources) (see note 14b).
Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers who accounted for more than 10% of the Company’s consolidated revenues during the periods presented.

	Year Ended December 31,
	2021	2020	2019
Shell	$60.8 million (1)	(3)	(3)
Vitol	$55.5 million (2)	(3)	(3)
(1)11% of consolidated revenues.
(2)10% of consolidated revenues.
(3)Less than 10%of consolidated revenues.